Consolidated Statements of Changes in Shareholders’ Equity (Parentheticals)	12 Months Ended
Jun. 30, 2023
Zhongrun
Acquisition of ownership percentage	75.00%
Chuangying
Acquisition of ownership percentage	100.00%